Share Price (Details)	Dec. 02, 2024 $ / shares
Class R [Member]
Share Price [Line Items]
Share Price	$ 11.18
Class I [Member]
Share Price [Line Items]
Share Price	10.43
Class RIA [Member]
Share Price [Line Items]
Share Price	$ 10.51